S000077884 [Member] Investment Strategy - iShares Environmental Infrastructure and Industrials ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the FTSE Green Revenues Select Infrastructure and Industrials Index (the “Underlying Index”), which has been developed by FTSE International Limited (the “Index Provider” or “FTSE”). The Underlying Index is composed of U.S. and non-U.S. equity securities selected from the FTSE Global All Cap Index (the “Parent Index”). The Parent Index is composed of large-, mid- and small-capitalization stocks from developed and emerging markets. The Underlying Index captures eligible infrastructure and industrials solutions that aim to support energy efficiency and emissions mitigation, pollution reduction, or land and resource optimization. The Underlying Index is designed to reflect the equity performance of U.S. and non-U.S. companies that derive at least 40% of their combined annual green revenues in aggregate from a combination of 29 selected FTSE Green Revenues Classification System (“GRCS”) micro-sectors (as defined by the Index Provider), which were determined based on relevance to the three key themes: (1) energy efficiency and emissions mitigation, (2) pollution reduction, or (3) land and resource optimization.
The energy efficiency and emissions mitigation theme includes: (i) energy efficient infrastructure solutions such as energy or resource efficient products for buildings, semiconductor and microgrid controllers, and smart grid components; (ii) clean transportation or freight solutions including electric or magnetic trains, low emissions buses, airplanes, and ships; and (iii) emissions mitigation infrastructure solutions such as carbon capture and particle or emissions reduction devices. The pollution reduction theme includes: (i) clean water solutions such as wastewater or stormwater management, water distribution, monitoring and purification, and advanced irrigation; (ii) solutions for land pollution including sustainable waste management and land decontamination services and devices; and (iii) air pollution solutions across industrial, transport, and atmospheric settings. The land and resource optimization theme includes: (i) solutions that minimize land-use and local environmental impacts such as environmental testing and desalination equipment; and (ii) recycling solutions and solutions that optimize natural resource-use including advanced and low-weight materials, smart city design, and engineering.
The Index Provider begins with the Parent Index and excludes the securities of companies that it identifies as being involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, and companies involved in thermal coal mining, thermal coal-based power generation or the extraction of oil sands. Certain exclusions (e.g., controversial weapons or manufacturing tobacco products) are categorical, and others are based on percentage of revenue or ownership thresholds. Additionally, the Index Provider excludes companies that it determines are involved in controversies related to the ten United Nations Global Compact (“UNGC”) principles, which are classified into four categories: human rights, labor, environment and anti-corruption. The Index Provider also excludes companies with less than $100 million free float adjusted market capitalization or less than $1 million average daily trading volume over the prior sixty trading-day period. Only companies from the Utilities, Industrials, and Basic Materials Industry Classification Benchmark (ICB) sectors are eligible for inclusion.
The Index Provider includes companies that, at the time of inclusion, derive at least 40% of their combined annual green revenues in aggregate from a combination of 29 selected GRCS micro-sectors (as defined by the Index Provider), which were determined based on relevance to the three key themes. The Index Provider assesses and measures a company’s green revenues under the GRCS based on the following two categories: (1) disclosure of information when a company has sufficient disclosure to measure green revenues and (2) company-specific estimates when a company has limited green revenue disclosures but there is additional non-revenue data such as production volumes, or relevant market or peer data such as market share of a product that can form a reasonable basis for estimating green revenues. The Underlying Index includes companies identified by the Index Provider as deriving green revenue from Tier 1 activities (i.e., activities with significant and clear environmental benefits, such as solar) and Tier 2 activities (i.e., activities with more limited but net positive environmental benefits, such as water utilities) but excludes companies deriving revenue from Tier 3 activities (i.e., activities with some environmental benefits but overall net neutral or negative, such as nuclear).
The Index Provider weights the securities by free float adjusted market-capitalization with a 6% cap for individual stocks. The sum of all weights of issuers above 4.5% will not exceed 45%. The Underlying Index is reviewed and reconstituted semi-annually in March and September and rebalanced quarterly in March, June, September, and December. New constituents will be eligible for inclusion if they have green revenues of 40% or more. Current constituents will be removed if their green revenues fall below 35%.
As of March 31, 2025, the Underlying Index was composed of securities of companies in the following countries or regions: Australia, Belgium, Brazil, Canada, Chile, China, France, Germany, India, Japan, the Netherlands, Norway, Qatar, South Korea, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”), and the U.S. As of March 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the industrials and utilities sectors. As of March 31, 2025, the Underlying Index had 63 components. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund generally will invest at least 90% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by FTSE, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.